SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use asset	$ (0)	$ (0)	$ 60,357	$ 415,285
Current portion			62,323	364,738
Non-current portion				62,323
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Liabilities	Liabilities
Operating lease liabilities	$ 0	$ 0	$ 62,323	$ 427,061
Revision of Prior Period, Adjustment [Member]
Operating lease right-of-use asset			60,357
Current portion			62,323
Non-current portion
Operating lease liabilities			$ 62,323